Expense Example - Class A C S I T Shares - Janus Henderson Global Allocation Fund - Conservative	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class S 1 Year	Class S 3 Years	Class S 5 Years	Class S 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years	Class T 1 Year	Class T 3 Years	Class T 5 Years	Class T 10 Years
USD ($)	682	908	1,151	1,849	288	582	1,001	1,976	131	409	708	1,556	88	274	477	1,061	105	328	569	1,259